Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Capital Risk Management
Schedule of the total indebtedness to total assets ratio

	As of
	December 31,
	2020	2021
Borrowings—current portion	104,908	99,307
Borrowings—non-current portion	1,180,635	986,451
Lease liabilities—current portion	332	10,342
Lease liabilities —non-current portion	112	45,556
Derivative financial instruments—current liability	8,185	5,184
Derivative financial instruments—non-current liability	12,152	4,061
Total indebtedness	1,306,324	1,150,901
Total assets	2,333,048	2,131,733
Total indebtedness/total assets	56.0%	54.0%